Quarterly Holdings Report
for
Fidelity® Hedged Equity Fund
October 31, 2023
FHE-NPRT3-1223
1.9905823.101
Common Stocks - 95.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.7%
Frontier Communications Parent, Inc. (a)	2,837	50,839
Iridium Communications, Inc.	838	31,048
Verizon Communications, Inc.	39,625	1,392,026
		1,473,913
Entertainment - 1.1%
Liberty Media Corp. Liberty Formula One Class A	1,035	59,564
Madison Square Garden Sports Corp.	269	45,230
Netflix, Inc. (a)	2,562	1,054,750
Roku, Inc. Class A (a)	605	36,040
Spotify Technology SA (a)	261	43,002
The Walt Disney Co. (a)	12,415	1,012,940
TKO Group Holdings, Inc.	602	49,352
		2,300,878
Interactive Media & Services - 5.8%
Alphabet, Inc. Class A (a)	62,986	7,815,303
IAC, Inc. (a)	614	26,126
Meta Platforms, Inc. Class A (a)	12,784	3,851,436
Pinterest, Inc. Class A (a)	1,541	46,045
		11,738,910
Media - 0.7%
Cable One, Inc.	58	31,892
Comcast Corp. Class A	28,161	1,162,768
Liberty Broadband Corp. Class A (a)	454	37,827
Liberty Media Corp. Liberty SiriusXM Class A	2,222	54,417
Nexstar Broadcasting Group, Inc. Class A	363	50,849
Sirius XM Holdings, Inc. (b)	12,011	51,407
The Trade Desk, Inc. (a)	495	35,125
		1,424,285
TOTAL COMMUNICATION SERVICES		16,937,986
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.1%
Autoliv, Inc.	618	56,640
Gentex Corp.	1,785	51,194
Lear Corp.	695	90,183
Visteon Corp. (a)	272	31,315
		229,332
Automobiles - 1.7%
Ford Motor Co.	33,222	323,915
Rivian Automotive, Inc. (a)	1,168	18,945
Tesla, Inc. (a)	15,796	3,172,469
		3,515,329
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	51,923	6,910,432
Kohl's Corp.	2,180	49,159
Macy's, Inc.	3,080	37,514
		6,997,105
Distributors - 0.1%
LKQ Corp.	5,115	224,651
Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,220	50,081
Service Corp. International	803	43,699
		93,780
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	1,642	44,219
Booking Holdings, Inc. (a)	259	722,496
Boyd Gaming Corp.	1,324	73,151
Choice Hotels International, Inc.	771	85,196
Churchill Downs, Inc.	787	86,444
Draftkings Holdings, Inc. (a)	2,152	59,438
Hyatt Hotels Corp. Class A (b)	1,254	128,460
Light & Wonder, Inc. Class A (a)	572	41,819
Marriott Vacations Worldwide Corp.	516	46,368
McDonald's Corp.	6,141	1,609,986
Penn Entertainment, Inc. (a)	1,631	32,180
Planet Fitness, Inc. (a)	584	32,278
Starbucks Corp.	8,111	748,159
Texas Roadhouse, Inc. Class A	971	98,595
Vail Resorts, Inc.	311	66,010
Wendy's Co.	2,155	40,988
Wyndham Hotels & Resorts, Inc.	1,078	78,047
		3,993,834
Household Durables - 0.3%
Leggett & Platt, Inc.	1,875	43,931
NVR, Inc. (a)	70	378,883
Taylor Morrison Home Corp. (a)	832	31,882
Tempur Sealy International, Inc.	1,999	79,820
Toll Brothers, Inc.	1,532	108,328
TopBuild Corp. (a)	166	37,974
		680,818
Specialty Retail - 1.8%
AutoNation, Inc. (a)	478	62,178
Burlington Stores, Inc. (a)	433	52,406
Five Below, Inc. (a)	218	37,928
Floor & Decor Holdings, Inc. Class A (a)	642	52,901
Gap, Inc.	5,496	70,349
Lithia Motors, Inc. Class A (sub. vtg.)	223	54,013
Murphy U.S.A., Inc.	291	105,543
Penske Automotive Group, Inc. (b)	650	93,002
RH (a)	280	61,029
Ross Stores, Inc.	5,025	582,749
The Home Depot, Inc.	7,613	2,167,345
Ulta Beauty, Inc. (a)	695	265,010
Valvoline, Inc.	1,333	39,550
Williams-Sonoma, Inc.	558	83,834
		3,727,837
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	8,063	828,635
Ralph Lauren Corp.	1,221	137,399
		966,034
TOTAL CONSUMER DISCRETIONARY		20,428,720
CONSUMER STAPLES - 6.3%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	6,020	338,083
Keurig Dr. Pepper, Inc.	17,478	530,108
PepsiCo, Inc.	10,265	1,676,069
The Coca-Cola Co.	30,288	1,710,969
		4,255,229
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	2,642	57,331
BJ's Wholesale Club Holdings, Inc. (a)	1,298	88,420
Casey's General Stores, Inc.	367	99,791
Costco Wholesale Corp.	2,759	1,524,182
Performance Food Group Co. (a)	923	53,312
Target Corp.	4,140	458,671
U.S. Foods Holding Corp. (a)	1,792	69,780
Walmart, Inc.	8,518	1,391,926
		3,743,413
Food Products - 0.9%
Campbell Soup Co.	8,799	355,568
Darling Ingredients, Inc. (a)	642	28,434
Flowers Foods, Inc.	3,725	81,689
Ingredion, Inc.	429	40,146
Kellanova	9,691	489,105
Post Holdings, Inc. (a)(b)	1,644	131,980
The Hershey Co.	3,048	571,043
WK Kellogg Co.	2,422	24,268
		1,722,233
Household Products - 1.5%
Colgate-Palmolive Co.	12,690	953,273
Procter & Gamble Co.	14,616	2,192,838
		3,146,111
TOTAL CONSUMER STAPLES		12,866,986
ENERGY - 4.3%
Energy Equipment & Services - 0.4%
Championx Corp.	1,652	50,882
NOV, Inc.	4,613	92,075
Schlumberger Ltd.	11,295	628,680
TechnipFMC PLC	3,024	65,076
Valaris Ltd. (a)	817	53,955
		890,668
Oil, Gas & Consumable Fuels - 3.9%
Cheniere Energy, Inc.	698	116,161
Chesapeake Energy Corp.	656	56,468
Chevron Corp.	13,472	1,963,275
Chord Energy Corp.	529	87,454
CNX Resources Corp. (a)	2,386	51,824
Diamondback Energy, Inc.	4,016	643,845
DT Midstream, Inc. (b)	782	42,205
Exxon Mobil Corp.	27,606	2,922,095
Kinder Morgan, Inc.	39,160	634,392
Marathon Oil Corp.	19,291	526,837
Matador Resources Co.	1,425	87,908
Murphy Oil Corp.	2,645	118,681
Occidental Petroleum Corp.	6,345	392,184
Ovintiv, Inc.	2,264	108,672
Range Resources Corp.	1,736	62,218
Southwestern Energy Co. (a)	6,750	48,128
		7,862,347
TOTAL ENERGY		8,753,015
FINANCIALS - 12.4%
Banks - 2.7%
Bank of America Corp.	59,592	1,569,653
Bank OZK	1,114	39,892
BOK Financial Corp.	492	32,236
Columbia Banking Systems, Inc.	2,562	50,395
Commerce Bancshares, Inc.	1,090	47,807
Cullen/Frost Bankers, Inc.	546	49,681
First Citizens Bancshares, Inc.	33	45,564
First Horizon National Corp.	4,342	46,677
JPMorgan Chase & Co.	19,516	2,713,895
New York Community Bancorp, Inc.	4,580	43,418
Old National Bancorp, Indiana	2,613	35,798
Pinnacle Financial Partners, Inc.	1,256	78,324
Prosperity Bancshares, Inc.	1,083	59,067
Synovus Financial Corp.	1,391	36,263
U.S. Bancorp	18,269	582,416
Webster Financial Corp.	1,383	52,513
Wintrust Financial Corp.	886	66,175
		5,549,774
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	289	35,478
Ameriprise Financial, Inc.	1,806	568,113
Ares Management Corp.	1,636	161,293
Carlyle Group LP	3,088	85,044
Charles Schwab Corp.	11,047	574,886
Evercore, Inc. Class A	707	92,037
Franklin Resources, Inc.	9,332	212,676
Houlihan Lokey	403	40,510
Interactive Brokers Group, Inc.	994	79,590
Jefferies Financial Group, Inc.	3,311	106,548
KKR & Co. LP	3,039	168,361
Lazard Ltd. Class A	1,256	34,879
LPL Financial	284	63,764
Morgan Stanley	12,973	918,748
Robinhood Markets, Inc. (a)	3,903	35,673
SEI Investments Co.	1,589	85,266
Stifel Financial Corp.	1,199	68,343
Tradeweb Markets, Inc. Class A	1,032	92,890
Virtu Financial, Inc. Class A	2,151	39,772
		3,463,871
Consumer Finance - 0.4%
Ally Financial, Inc.	3,330	80,553
American Express Co.	5,176	755,851
SLM Corp.	2,590	33,670
		870,074
Financial Services - 5.1%
Apollo Global Management, Inc.	1,333	103,228
Berkshire Hathaway, Inc. Class B (a)	11,872	4,052,270
Block, Inc. Class A (a)	1,183	47,616
Equitable Holdings, Inc.	3,764	100,009
Fidelity National Information Services, Inc.	6,145	301,781
FleetCor Technologies, Inc. (a)	1,162	261,648
MasterCard, Inc. Class A	5,870	2,209,175
NCR Atleos Corp.	791	17,449
PayPal Holdings, Inc. (a)	8,076	418,337
The Western Union Co.	4,584	51,753
Visa, Inc. Class A	11,127	2,615,958
Voya Financial, Inc.	1,310	87,469
WEX, Inc. (a)	224	37,292
		10,303,985
Insurance - 2.3%
AFLAC, Inc.	9,050	706,896
American Financial Group, Inc.	1,031	112,750
Arch Capital Group Ltd. (a)	4,865	421,698
Arthur J. Gallagher & Co.	3,454	813,382
Axis Capital Holdings Ltd.	874	49,905
Fidelity National Financial, Inc.	1,837	71,808
Loews Corp.	6,170	394,942
Markel Group, Inc. (a)	119	174,992
Old Republic International Corp.	3,084	84,440
Prudential Financial, Inc.	8,729	798,180
Reinsurance Group of America, Inc.	320	47,830
RenaissanceRe Holdings Ltd.	240	52,702
Selective Insurance Group, Inc.	478	49,765
Unum Group	1,093	53,448
W.R. Berkley Corp.	6,966	469,648
Willis Towers Watson PLC	1,694	399,598
		4,701,984
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	6,008	44,339
Annaly Capital Management, Inc.	4,222	65,905
Rithm Capital Corp.	8,570	79,958
Starwood Property Trust, Inc.	9,809	174,110
		364,312
TOTAL FINANCIALS		25,254,000
HEALTH CARE - 12.5%
Biotechnology - 2.1%
AbbVie, Inc.	11,311	1,596,887
Alnylam Pharmaceuticals, Inc. (a)	303	45,995
BioMarin Pharmaceutical, Inc. (a)	1,000	81,450
Exelixis, Inc. (a)	1,898	39,080
Gilead Sciences, Inc.	8,881	697,514
Moderna, Inc. (a)	2,199	167,036
Neurocrine Biosciences, Inc. (a)	555	61,572
Regeneron Pharmaceuticals, Inc. (a)	773	602,855
Sarepta Therapeutics, Inc. (a)	356	23,962
Seagen, Inc. (a)	273	58,097
United Therapeutics Corp. (a)	216	48,138
Vertex Pharmaceuticals, Inc. (a)	2,206	798,815
		4,221,401
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	12,475	1,179,511
Align Technology, Inc. (a)	643	118,691
Boston Scientific Corp. (a)	19,800	1,013,562
DexCom, Inc. (a)	3,227	286,654
Envista Holdings Corp. (a)	1,325	30,833
GE Healthcare Holding LLC	5,343	355,684
Globus Medical, Inc. (a)	1,175	53,709
ICU Medical, Inc. (a)	287	28,143
Inspire Medical Systems, Inc. (a)	123	18,101
Intuitive Surgical, Inc. (a)	2,919	765,420
Masimo Corp. (a)	293	23,771
Penumbra, Inc. (a)	167	31,922
ResMed, Inc.	2,118	299,104
Shockwave Medical, Inc. (a)	293	60,434
The Cooper Companies, Inc.	1,192	371,606
		4,637,145
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	821	60,352
Centene Corp. (a)	5,930	409,051
Chemed Corp.	144	81,022
CVS Health Corp.	11,488	792,787
DaVita HealthCare Partners, Inc. (a)	1,374	106,114
Encompass Health Corp.	792	49,548
HCA Holdings, Inc.	2,289	517,634
Humana, Inc.	1,285	672,942
Tenet Healthcare Corp. (a)	587	31,522
UnitedHealth Group, Inc.	6,185	3,312,439
		6,033,411
Health Care Technology - 0.0%
Teladoc Health, Inc. (a)	1,630	26,960
Veeva Systems, Inc. Class A (a)	473	91,152
		118,112
Life Sciences Tools & Services - 1.1%
Avantor, Inc. (a)	3,114	54,277
Bruker Corp.	536	30,552
Danaher Corp.	4,795	920,736
ICON PLC (a)	163	39,765
Medpace Holdings, Inc. (a)	260	63,094
QIAGEN NV (a)	2,489	93,163
Thermo Fisher Scientific, Inc.	2,576	1,145,728
		2,347,315
Pharmaceuticals - 4.0%
Elanco Animal Health, Inc. (a)	4,165	36,694
Eli Lilly & Co.	4,769	2,641,692
Jazz Pharmaceuticals PLC (a)	403	51,189
Johnson & Johnson	16,688	2,475,498
Merck & Co., Inc.	17,347	1,781,537
Pfizer, Inc.	35,504	1,085,002
Royalty Pharma PLC	2,955	79,401
		8,151,013
TOTAL HEALTH CARE		25,508,397
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.6%
BWX Technologies, Inc.	776	57,641
Curtiss-Wright Corp.	293	58,251
HEICO Corp.	843	133,540
Howmet Aerospace, Inc.	9,010	397,341
Lockheed Martin Corp.	2,296	1,043,853
RTX Corp. (b)	10,947	890,976
The Boeing Co. (a)	3,604	673,299
Woodward, Inc.	435	54,245
		3,309,146
Air Freight & Logistics - 0.5%
GXO Logistics, Inc. (a)	712	35,963
United Parcel Service, Inc. Class B	7,328	1,035,080
		1,071,043
Building Products - 0.4%
Advanced Drain Systems, Inc.	347	37,070
Allegion PLC	2,706	266,162
Builders FirstSource, Inc. (a)	338	36,680
Carlisle Companies, Inc.	551	140,004
Fortune Brands Home & Security, Inc.	1,533	85,541
Lennox International, Inc.	412	152,662
Owens Corning	849	96,251
Trex Co., Inc. (a)	929	52,219
		866,589
Commercial Services & Supplies - 0.9%
Cintas Corp.	1,672	847,905
Clean Harbors, Inc. (a)	300	46,101
Driven Brands Holdings, Inc. (a)	1,652	18,800
RB Global, Inc.	852	55,721
Republic Services, Inc.	4,556	676,520
Tetra Tech, Inc.	693	104,581
Vestis Corp.	821	12,553
		1,762,181
Construction & Engineering - 0.1%
AECOM	1,158	88,645
EMCOR Group, Inc.	534	110,351
Willscot Mobile Mini Holdings (a)	937	36,927
		235,923
Electrical Equipment - 0.4%
AMETEK, Inc.	3,788	533,237
nVent Electric PLC	2,305	110,940
Regal Rexnord Corp.	517	61,218
Sensata Technologies, Inc. PLC	1,801	57,416
		762,811
Ground Transportation - 0.8%
J.B. Hunt Transport Services, Inc.	1,653	284,101
Knight-Swift Transportation Holdings, Inc. Class A	1,384	67,664
Landstar System, Inc.	456	75,140
Saia, Inc. (a)	116	41,585
Uber Technologies, Inc. (a)	2,210	95,649
Union Pacific Corp.	4,885	1,014,175
		1,578,314
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	6,856	1,256,431
Machinery - 1.7%
AGCO Corp.	330	37,838
Caterpillar, Inc.	3,715	839,776
CNH Industrial NV	2,749	30,184
Donaldson Co., Inc.	626	36,095
Dover Corp.	4,801	623,890
Graco, Inc.	2,005	149,072
IDEX Corp.	1,655	316,784
ITT, Inc.	949	88,589
Lincoln Electric Holdings, Inc.	712	124,458
Middleby Corp. (a)	885	99,890
Oshkosh Corp.	485	42,549
PACCAR, Inc.	6,716	554,271
Timken Co.	706	48,799
Toro Co.	392	31,689
Watts Water Technologies, Inc. Class A	341	58,996
Westinghouse Air Brake Tech Co.	3,342	354,319
		3,437,199
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	19,492	217,336
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	1,137	136,360
CACI International, Inc. Class A (a)	235	76,319
Clarivate Analytics PLC (a)(b)	4,180	26,668
Genpact Ltd.	1,472	49,371
KBR, Inc.	1,453	84,492
Paylocity Holding Corp. (a)	266	47,720
Science Applications International Corp.	712	77,779
SS&C Technologies Holdings, Inc.	3,248	163,212
TransUnion Holding Co., Inc.	1,174	51,515
		713,436
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	938	32,483
Ferguson PLC	1,229	184,596
MSC Industrial Direct Co., Inc. Class A	405	38,374
SiteOne Landscape Supply, Inc. (a)	231	31,825
Watsco, Inc.	254	88,618
WESCO International, Inc.	334	42,819
		418,715
TOTAL INDUSTRIALS		15,629,124
INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 0.8%
Ciena Corp. (a)	1,103	46,547
Cisco Systems, Inc.	30,288	1,578,913
Ubiquiti, Inc.	224	27,205
		1,652,665
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	10,226	823,704
Arrow Electronics, Inc. (a)	681	77,232
Jabil, Inc.	681	83,627
TD SYNNEX Corp.	746	68,393
		1,052,956
IT Services - 1.5%
Accenture PLC Class A	4,200	1,247,778
Amdocs Ltd.	1,024	82,084
Cloudflare, Inc. (a)	904	51,248
Cognizant Technology Solutions Corp. Class A	6,819	439,621
GoDaddy, Inc. (a)	1,253	91,757
IBM Corp.	6,976	1,009,009
MongoDB, Inc. Class A (a)	112	38,594
Snowflake, Inc. (a)	255	37,008
Twilio, Inc. Class A (a)	875	44,853
		3,041,952
Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (a)	10,356	1,020,066
Broadcom, Inc.	2,611	2,196,817
Enphase Energy, Inc. (a)	1,062	84,514
Entegris, Inc.	1,387	122,111
GlobalFoundries, Inc. (a)	614	30,467
Intel Corp.	26,742	976,083
Lam Research Corp.	1,672	983,504
Lattice Semiconductor Corp. (a)	724	40,262
Micron Technology, Inc.	8,657	578,894
MKS Instruments, Inc.	804	52,791
NVIDIA Corp.	14,050	5,729,590
Onto Innovation, Inc. (a)	492	55,286
Qualcomm, Inc.	7,517	819,278
Skyworks Solutions, Inc.	3,012	261,261
Synaptics, Inc. (a)	462	38,651
Teradyne, Inc.	3,948	328,750
Texas Instruments, Inc.	7,015	996,200
Universal Display Corp.	392	54,559
Wolfspeed, Inc. (a)(b)	480	16,243
		14,385,327
Software - 10.4%
Adobe, Inc. (a)	2,803	1,491,364
Atlassian Corp. PLC (a)	284	51,302
Bentley Systems, Inc. Class B (b)	756	36,772
Bill Holdings, Inc. (a)	530	48,384
Crowdstrike Holdings, Inc. (a)	537	94,925
Datadog, Inc. Class A (a)	473	38,535
DocuSign, Inc. (a)	1,055	41,018
Dolby Laboratories, Inc. Class A	419	33,914
Dropbox, Inc. Class A (a)	3,946	103,780
Dynatrace, Inc. (a)	1,079	48,242
Elastic NV (a)	815	61,158
Five9, Inc. (a)	494	28,588
Guidewire Software, Inc. (a)	590	53,177
HubSpot, Inc. (a)	202	85,602
Intuit, Inc.	2,007	993,365
Manhattan Associates, Inc. (a)	622	121,278
Microsoft Corp.	42,277	14,294,267
NCR Corp. (a)	1,582	24,189
Oracle Corp.	10,337	1,068,846
Palantir Technologies, Inc. (a)	3,050	45,140
Palo Alto Networks, Inc. (a)	2,139	519,820
Qualys, Inc. (a)	393	60,109
Salesforce, Inc. (a)	6,094	1,223,858
Splunk, Inc. (a)	766	112,725
Unity Software, Inc. (a)	888	22,529
VMware, Inc. Class A (a)	849	123,657
Workday, Inc. Class A (a)	789	167,039
Zoom Video Communications, Inc. Class A (a)	986	59,140
Zscaler, Inc. (a)	397	63,000
		21,115,723
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	83,500	14,259,295
TOTAL INFORMATION TECHNOLOGY		55,507,918
MATERIALS - 2.2%
Chemicals - 1.6%
Ashland, Inc.	672	51,495
Axalta Coating Systems Ltd. (a)	4,541	119,110
Celanese Corp. Class A	2,779	318,223
Dow, Inc.	11,749	567,947
Eastman Chemical Co.	3,092	231,065
Element Solutions, Inc.	2,184	39,814
Huntsman Corp.	2,630	61,358
Linde PLC	4,141	1,582,525
Olin Corp.	1,145	48,914
RPM International, Inc.	1,760	160,635
Westlake Corp.	417	48,105
		3,229,191
Construction Materials - 0.1%
Eagle Materials, Inc.	709	109,122
Knife River Holding Co.	1,329	66,875
		175,997
Containers & Packaging - 0.2%
Aptargroup, Inc.	672	82,165
Berry Global Group, Inc.	1,362	74,910
Crown Holdings, Inc.	1,310	105,586
Graphic Packaging Holding Co.	3,156	67,886
Silgan Holdings, Inc.	984	39,419
Sonoco Products Co.	1,120	58,027
		427,993
Metals & Mining - 0.3%
Alcoa Corp.	1,472	37,742
Cleveland-Cliffs, Inc. (a)	2,603	43,678
Newmont Corp.	9,453	354,204
Reliance Steel & Aluminum Co.	217	55,200
Royal Gold, Inc.	278	29,004
Southern Copper Corp.	565	40,059
United States Steel Corp. (b)	1,721	58,325
		618,212
TOTAL MATERIALS		4,451,393
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Agree Realty Corp.	954	53,367
American Homes 4 Rent Class A	4,829	158,101
American Tower Corp.	4,121	734,321
Americold Realty Trust	1,509	39,566
Apartment Income (REIT) Corp.	1,272	37,155
Brixmor Property Group, Inc.	3,361	69,875
Camden Property Trust (SBI)	3,784	321,186
CubeSmart	1,582	53,930
EastGroup Properties, Inc.	428	69,871
Equity Lifestyle Properties, Inc.	2,432	160,026
First Industrial Realty Trust, Inc.	1,363	57,655
Gaming & Leisure Properties	2,874	130,451
Healthcare Trust of America, Inc.	2,946	42,275
Healthpeak Properties, Inc.	19,501	303,241
Kite Realty Group Trust	2,216	47,245
Lamar Advertising Co. Class A	971	79,884
Medical Properties Trust, Inc. (b)	4,505	21,534
Mid-America Apartment Communities, Inc.	4,967	586,851
NNN (REIT), Inc.	3,126	113,568
Omega Healthcare Investors, Inc.	2,114	69,973
Prologis (REIT), Inc.	9,201	927,001
Rexford Industrial Realty, Inc.	1,536	66,417
Spirit Realty Capital, Inc.	1,207	43,440
Stag Industrial, Inc.	1,582	52,554
Sun Communities, Inc.	1,178	131,041
Vornado Realty Trust	2,448	47,002
WP Carey, Inc.	2,274	122,000
		4,539,530
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	82	10,489
TOTAL REAL ESTATE		4,550,019
UTILITIES - 2.5%
Electric Utilities - 1.2%
Exelon Corp.	17,637	686,785
NextEra Energy, Inc.	17,179	1,001,536
Xcel Energy, Inc.	13,233	784,320
		2,472,641
Gas Utilities - 0.0%
National Fuel Gas Co.	814	41,473
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	1,352	44,237
Multi-Utilities - 1.2%
Ameren Corp.	8,636	653,832
CMS Energy Corp.	11,933	648,439
DTE Energy Co.	6,868	661,938
NiSource, Inc.	16,012	402,862
		2,367,071
Water Utilities - 0.1%
Essential Utilities, Inc.	2,736	91,547
TOTAL UTILITIES		5,016,969
TOTAL COMMON STOCKS (Cost $196,176,201)		194,904,527

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	2,442,124	2,442,613
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	1,465,828	1,465,975
TOTAL MONEY MARKET FUNDS (Cost $3,908,588)		3,908,588

Equity Funds - 1.9%
	Shares	Value ($)
Domestic Equity Funds - 1.9%
iShares S&P 500 Index ETF (Cost $3,774,697)	9,048	3,799,617

Purchased Options - 2.1%
	Counterparty	Number of Contracts	Notional Amount($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	108	45,293,040	4,210	11/17/23	729,000
S&P 500 Index	Chicago Board Options Exchange	199	83,456,620	2,950	08/16/24	555,210
S&P 500 Index	Chicago Board Options Exchange	178	74,649,640	3,050	09/20/24	659,490
S&P 500 Index	Chicago Board Options Exchange	115	48,228,700	3,930	12/15/23	307,625
S&P 500 Index	Chicago Board Options Exchange	136	57,035,680	4,150	01/19/24	1,321,240
S&P 500 Index	Chicago Board Options Exchange	195	81,779,100	2,900	10/18/24	638,625

						4,211,190
TOTAL PURCHASED OPTIONS (Cost 4,175,433)						4,211,190

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $208,034,919)	206,823,922
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(3,085,576)
NET ASSETS - 100.0%	203,738,346

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	575,547	155,605,084	153,738,018	50,961	-	-	2,442,613	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	-	21,600,259	20,134,284	7,871	-	-	1,465,975	0.0%
Total	575,547	177,205,343	173,872,302	58,832	-	-	3,908,588

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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